Discontinued Operations - Net Assets of the Disposal Group (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Investment property		$ 7,978,396	$ 6,321,918		$ 5,682,525
Goodwill		29,726	108,838
Cash		176,894	55,158		$ 8,908
Borrowings		(3,917,433)	$ (4,137,506)
Tricon US Multi-Family REIT LLC
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in equity-accounted investment	20.00%
Net assets (liabilities)		$ 891,991
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Borrowings	$ (800,450)
Discontinued operations | Tricon US Multi-Family REIT LLC
Disclosure of analysis of single amount of discontinued operations [line items]
Investment property	1,333,406
Goodwill	79,112			$ 79,112
Cash	18,553
Net working capital and other	(10,001)
Borrowings	(800,450)
Net assets of U.S. multi-family rental	620,620
Derecognition of goodwill	(79,112)
Rental properties marked to market on disposition	(2,030)
Net assets value available for sale	539,478
Net assets retained by the Company at 20%	(107,895)
Net assets (liabilities)	$ 431,583